Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of year	¥ 200	¥ 6,759	¥ 6,950
Gross increase for tax positions taken in prior years	87	26	31
Gross decrease for tax positions taken in prior years	(9)	(2,029)	(23)
Settlements	(8)	(4,534)	(108)
Lapse of statute of limitations	(19)	(27)	(15)
Other	(28)	5	(76)
Balance at end of year	¥ 223	¥ 200	¥ 6,759